Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
	Year ended December 31,
	2021	2020	2019
Expenses in respect of defined contribution plans	$98	$52	$50